Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

Cash and cash equivalents comprise:

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Cash on hand	479	549
Cash at bank	2,853,501	6,771,104

Cash and cash equivalents as presented in the consolidated statements of cash flows	2,853,980	6,771,653